Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 1,566	$ 1,662	$ 1,847
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	2,148	388	1,269
Termination of lease agreements	$ 0	$ (620)	$ 0